Stock-Based Compensation - Provides information about options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares
Outstanding, at the beginning of the period	274,070	211,915
Exercised	(689)	(14,508)
Granted	73,000	79,450
Forfeited		(2,787)
Outstanding, at the end of the period	346,381	274,070
Exercisable at the end of the period	240,208
Nonvested at the end of the period	106,173
Weighted Average Exercise Price
Outstanding, at the beginning of the period	$ 15.88	$ 14.99
Exercised	11.79	12.43
Granted	17.03	17.70
Forfeited		17.94
Outstanding, at the end of the period	16.13	15.88
Exercisable at the end of the period	15.52
Nonvested at the end of the period	17.49
Weighted Average Grant Date Fair Value
Outstanding, at the beginning of the period	4.46	4.00
Exercised	3.89	3.44
Granted	4.90	5.49
Forfeited		4.27
Outstanding, at the end of the period	4.55	$ 4.46
Exercisable at December 31, 2018	4.34
Nonvested at December 31, 2018	$ 5.03
Weighted average remaining contractual life	7 years 2 months 12 days
Range of exercise prices, lower limit	$ 9.88
Range of exercise prices, upper limit	$ 19.00
Aggregate intrinsic value of options outstanding	$ 240
Aggregate intrinsic value of options exercisable	$ 240